Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Profit or loss [abstract]
Disclosure of general and administrative expense
(a)	This caption is comprised of the following:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)
Services received from third parties (b)	704,255	743,362	648,176
Taxes and contributions	37,581	37,928	34,993
Rental expenses (c) and Note 8(e)	6,781	5,072	92,085

Total	748,617	786,362	775,254